Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Property, Plant and Equipment
a.	Property, plant and equipment as of December 31, 2018 and 2017 are broken down as follows.

	Useful life years	Remaining depreciation years	Net assets as of January 1, 2018	Gross Balance	Accumulated depreciation	Net assets as of December 31, 2018
			MCh$	MCh$	MCh$	MCh$
Land and buildings	19	14	83,151	65,843	(22,778)	43,065
Equipment	3	1	25,160	80,383	(47,776)	32,607
Others	3	2	22,268	50,248	(30,356)	19,892
Furniture			10,357	27,440	(18,067)	9,373
Leased assets			—	28	(28)	—
Others			11,911	22,780	(12,261)	10,519

Totals			130,579	196,474	(100,910)	95,564

	Useful life years	Remaining depreciation years	Net assets as of January 1, 2017	Gross Balance	Accumulated depreciation	Net assets as of December 31, 2017
			MCh$	MCh$	MCh$	MCh$
Land and buildings	25	16	78,034	118,481	(35,330)	83,151
Equipment	5	1	25,997	65,018	(39,858)	25,160
Others	8	3	17,012	50,773	(28,505)	22,268
Furniture			8,418	27,860	(17,503)	10,357
Leased assets			50	28	(28)	—
Others			8,544	22,885	(10,974)	11,911

Totals			121,043	234,272	(103,693)	130,579

Schedule of Movement of Property, Plant and Equipment
b.	Movements on gross balances as of December 31, 2018, and 2017, are as follows:

	Land and buildings	Equipment	Other	Totals
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2018	118,481	65,018	50,773	234,272
Acquisitions	6,207	16,253	2,296	24,756
Sales and/or disposals for the year	(14,010)	(2,334)	(3,187)	(19,531)
Reclassification to assets held for sale (*)	(45,123)	(101)	(101)	(45,325)
Exchange differences	288	1,547	467	2,302

Balances as of December 31, 2018	65,843	80,383	50,248	196,474

(*) See detail in Note 15 “Other assets and non-current assets held for sale”.

	Land and buildings	Equipment	Other	Totals
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2017	107,989	62,007	42,726	212,722
Acquisitions	27,125	7,853	9,274	44,252
Sales and/or disposals for the year	(12,636)	(2,241)	(952)	(15,829)
Exchange differences	(3,997)	(2,601)	(275)	(6,873)

Balances as of December 31, 2017	118,481	65,018	50,773	234,272

Schedule of Movements of Accumulated Depreciation of Property, Plant and Equipment
c.	Movements of accumulated depreciation of property, plant and equipment for years ended December 31, 2018 and 2017, are as follows:

	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2018	(35,330)	(39,858)	(28,505)	(103,693)
Depreciation for the year	(7,833)	(9,182)	(3,644)	(20,659)
Sales and/or disposals for the year	6,796	2,237	2,429	11,462
Reclassification to assets held for sale (*)	(883)	(987)	(705)	(2,575)
Exchange differences	14,472	42	69	14,583
Impairment	—	(28)	—	(28)

Balances as of December 31, 2018	(22,778)	(47,776)	(30,356)	(100,910)

(*) See detail in Note 15 “Other assets and non-current assets held for sale”.

	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2017	(29,955)	(36,010)	(25,714)	(91,679)
Depreciation of the year	(7,218)	(8,054)	(4,098)	(19,370)
Sales and/or disposals for the year	—	2,178	481	2,659
Exchange Differences	1,843	2,055	826	4,724
Impairment	—	(27)	—	(27)

Balances as of December 31, 2017	(35,330)	(39,858)	(28,505)	(103,693)

Schedule of Finance Lease Contracts
As of December 31, 2018 and 2017, the Bank has contracts of operating lease that cannot be cancel unilaterally. The information for future payments is as follows:

Future operating lease payments for land, buildings and equipment
	Up to 1 year	Between 1 and 5 years	Over 5 years	Totals

	MCh$	MCh$	MCh$	MCh$
As of December 31, 2018	23,140	59,171	54,892	137,203
As of December 31, 2017	23,021	76,949	103,195	203,165

Schedule of Operating Lease Contracts
As of December 31, 2018 and 2017, the Bank holds finance lease contracts that cannot be rescinded or unilaterally terminated. The future payment information is detailed as follows:

Future financial leasing payments for land, buildings and equipment
	Up to 1 year	Between 1 and 5 years	Over 5 years	Totals

	MCh$	MCh$	MCh$	MCh$
As of December 31, 2018	9,373	181,804	45,451	236,628
As of December 31, 2017	9,078	43,730	43,730	96,538